Borrowings And Credit Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Services Borrowings

Financial Services borrowings include the following:

	2012		2011
At December 31,	EFFECTIVE RATE	BORROWINGS	EFFECTIVE RATE	BORROWINGS
Commercial paper	1.1%	$3,325.0	1.3%	$3,673.6
Medium-term bank loans	5.5%	237.7	6.9%	236.3

		3,562.7		3,909.9
Term notes	2.1%	4,167.4	3.4%	2,595.5

	1.8%	$7,730.1	2.3%	$6,505.4

Annual Maturities of Financial Services Borrowings

The annual maturities of the Financial Services borrowings are as follows:

Beginning January 1, 2013	COMMERCIAL PAPER	BANK LOANS	TERM NOTES	TOTAL
2013	$3,325.4	$18.4	$550.0	$3,893.8
2014		180.8	1,545.8	1,726.6
2015		23.1	1,454.6	1,477.7
2016
2017		15.4	609.2	624.6

	$3,325.4	$237.7	$4,159.6	$7,722.7